Parametric International Equity Fund

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC GLOBAL SMALL-CAP FUND

PARAMETRIC INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated June 1, 2014, as revised July 1, 2014

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Parametric International Equity Fund”:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	n/a
Other Expenses	0.34%	0.34%
Total Annual Fund Operating Expenses	1.34%	1.09%
Expense Reimbursement(1)	(0.44)%	(0.44)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%	0.65%

(1)

The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90% for Investor Class shares and 0.65% for Institutional Class shares. This expense reimbursement will continue through May 31, 2015. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$92	$381	$692	$1,574
Institutional Class shares	$66	$303	$558	$1,289

July 10, 2014	15351 7.10.14

Shareholder Fees Parametric International Equity Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses Parametric International Equity Fund	Investor Class	Institutional Class
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.34%	0.34%
Total Annual Fund Operating Expenses	1.34%	1.09%
Expense Reimbursement	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%	0.65%

Expense Example Parametric International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	92	381	692	1,574
Institutional Class	66	303	558	1,289